Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

8. Stock-Based Compensation

Equity Incentive Plans

The Company maintains two equity incentive plans: the Amended and Restated 2013 Equity Incentive Plan, or the 2013 Plan, and the 2007 Equity Incentive Plan, or the 2007 Plan. The 2013 Plan includes a provision that shares available for grant under the Company’s 2007 Plan become available for issuance under the 2013 Plan and are no longer available for issuance under the 2007 Plan. On July 25, 2016, the Company’s Board of Directors approved an amendment to the 2013 Plan to reserve 333,333 shares of the Company’s common stock exclusively for the grant of stock awards to employees who have not previously been an employee or director of the Company, except following a bona fide period of non-employment, as an inducement material to the individual’s entering into employment with the Company, as defined under applicable Nasdaq Listing Rules. At the Company’s annual meeting of stockholders held on May 2, 2017, the Company’s stockholders approved amendments to the 2013 Plan, which included an increase in the number of non-inducement shares of common stock authorized for issuance under the 2013 Plan by 2,500,000. As of September 30, 2017, under all plans, a total of 3,522,955 non-inducement shares were authorized for issuance, 2,712,157 non-inducement stock options and restricted stock units, or RSUs, were issued and outstanding, and 638,487 non-inducement shares were available for grant. As of September 30, 2017, a total of 333,333 inducement shares were authorized for issuance, 133,049 inducement stock options and RSUs were issued and outstanding, and 175,284 inducement shares were available for grant under the 2013 Plan.

Stock Options

A summary of stock option activity for the nine months ended September 30, 2017 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Outstanding at December 31, 2016	896,662	$8.80	8.5

Granted	1,711,196	$1.49
Exercised	—
Cancelled/forfeited/expired	(123,572)	$5.13	8.7

Outstanding at September 30, 2017	2,484,286	$3.93	8.9

Vested and unvested expected to vest at September 30, 2017	2,267,826	$4.16	8.8

The intrinsic values of options outstanding at December 31, 2016 and September 30, 2017 were zero and $5,507, respectively, and the intrinsic value of options vested and unvested expected to vest at September 30, 2017 was $4,951. The total weighted-average grant date fair value of the 229,501 stock options that vested during the nine months ended September 30, 2017 was $5.40.

The assumptions used in the Black-Scholes pricing model for stock options granted during the nine months ended September 30, 2017 were as follows:

Stock and exercise prices	$1.22 – $2.13
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.79% – 2.08%
Expected life (in years)	5.12 – 6.09
Expected volatility	70.0% – 90.0%

Using the assumptions described above, with stock and exercise prices being equal on date of grant, the weighted-average estimated fair value of options granted in the nine months ended September 30, 2017 was $1.03 per share.

On August 31, 2015, the Company’s Board of Directors approved the issuance of 33,333 performance stock options with an estimated grant date fair value of $4.40 per share and an exercise price of $6.03 per share to its Chief Executive Officer, or CEO, pursuant to the 2013 Plan. On February 29, 2016, the Company’s Board of Directors approved the issuance of 33,333 performance stock options with an estimated grant date fair value of $2.87 per share and an exercise price of $4.02 per share to its CEO pursuant to the 2013 Plan. Vesting of these stock options was based on the Company’s achievement of specified objectives by December 31, 2016 as determined by the Company’s Board of Directors or the Compensation Committee of the Board of Directors. During the nine months ended September 30, 2017, 6,333 of the performance stock options granted on August 31, 2015 and 10,000 of the performance stock options granted on February 29, 2016 were declared vested by the Company’s Board of Directors, and the remaining 50,333 shares underlying these awards were forfeited.

On July 25, 2016, the Company entered into an employment agreement with its new Chief Financial Officer, Senior Vice President of Operations and Secretary, or CFO. Pursuant to the terms of this employment agreement, on July 29, 2016 the CFO was granted inducement stock option awards with an exercise price of $1.95 per share to purchase up to (i) 66,666 shares of the Company’s common stock with an estimated grant date fair value of $1.45 per share, 25% of which vested on the one-year anniversary of the commencement of the CFO’s employment with the Company, and remainder of which vest in equal monthly amounts over the following three years, and (ii) 33,333 shares of the Company’s common stock with an estimated grant date fair value of $1.26 per share, which vested upon the Company’s achievement of specified corporate goals for 2016 and the consummation of a specified financing transaction. During the nine months ended September 30, 2017, 16,383 shares of the performance option award granted on July 29, 2016 were declared vested by the Company’s Board of Directors, and the remaining 16,950 shares underlying this award were forfeited.

On May 2, 2017, the Company’s Board of Directors approved the issuance of an aggregate of 550,000 performance stock options to be granted on May 31, 2017 to certain of the Company’s employees and all of its executive officers pursuant to the 2013 Plan, of which 200,000 performance stock options were granted to the Company’s CEO, 100,000 performance stock options were granted to its CFO, and 75,000 performance stock options were granted to each of its Chief Scientific Officer, Senior Vice President and Senior Medical Director, Senior Vice President. Each performance stock option granted on May 31, 2017 has an exercise price of $1.50 per share, an estimated grant date fair value of $0.99 per share, and is subject to vesting as determined by the Company’s Board of Directors based on the achievement of specified corporate goals for 2017, provided that none shall vest unless a minimum level of 70% of the Company’s corporate goals for 2017 are achieved, as follows:

Percentage of
Overall Performance Stock
Option Grant Subject to
Vesting
Target
Minimum revenue	20%
Cost of revenue reductions and improvements	15%
Increase cash generated from operations	15%
Minimum cash on-hand at December 31, 2017	15%
Minimum customer agreements, product licensing and product launch	20%
Implementation of new products and utility trials	15%

Total	100%

Restricted Stock

A summary of RSU activity for the nine months ended September 30, 2017 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2016	174,249	$2.68

Granted	350,000	$1.50
Vested and issued	(155,829)	$1.96
Forfeited	(7,500)	$2.12

Outstanding at September 30, 2017	360,920	$1.87

Vested and unvested expected to vest at September 30, 2017	301,420	$1.95

At September 30, 2017, the intrinsic values of RSUs outstanding and RSUs unvested and expected to vest were $443,932 and $370,747, respectively. Of the 360,920 RSUs outstanding at September 30, 2017, 10,920 are fully vested. On July 6, 2016, the Compensation Committee of the Company’s Board of Directors approved retention RSUs for an aggregate of 58,332 shares of common stock to three of the Company’s executive officers pursuant to the 2013 Plan, including retention RSUs for 25,000 shares of common stock to its CEO. Each of these retention RSUs has a grant date fair value of $1.86 per share for a grant date fair value of $108,498 to all three officers, in aggregate. These retention RSUs vested fully on the one-year anniversary of the date of grant, and were subject to continuing service by the holders of such RSUs. Pursuant to the terms of the Company’s employment agreement with its CFO dated July 25, 2016, the CFO was granted an inducement RSU award on July 29, 2016 covering 25,000 shares of the Company’s common stock with a grant date fair value of $1.95 per share, 100% of which vested on the one-year anniversary of the commencement of the CFO’s employment with the Company.

On May 2, 2017, the Company’s Board of Directors approved the issuance of an aggregate of 175,000 time-based RSUs and 175,000 performance RSUs to be granted on May 31, 2017 to certain of the Company’s employees and all of its executive officers pursuant to the 2013 Plan, of which 50,000 time-based RSUs and 25,000 performance RSUs were granted to its CEO, and 25,000 time-based RSUs and 25,000 performance RSUs were granted to each other executive officer. Each RSU granted on May 31, 2017 has a grant date fair value of $1.50 per share. Vesting of the time-based RSUs granted on May 31, 2017 is subject to continuing service and occurs on the one year anniversary of the vesting commencement date, or May 2, 2018, while the performance RSUs are subject to continuous service and vesting is as determined by the Company’s Board of Directors based on the achievement of specified corporate goals for 2017, provided that none shall vest unless a minimum level of 70% of the Company’s corporate goals for 2017 are achieved, as follows:

Percentage of Overall Performance RSU Grant Subject to Vesting
Target
Minimum revenue	20%
Cost of revenue reductions and improvements	15%
Increase cash generated from operations	15%
Minimum cash on-hand at December 31, 2017	15%
Minimum customer agreements, product licensing and product launch	20%
Implementation of new products and utility trials	15%

Total	100%

Stock-based Compensation Expense

The following table presents the effects of stock-based compensation related to equity awards to employees and nonemployees on the unaudited condensed statements of operations and comprehensive loss during the periods presented:

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2016	2017	2016	2017
Stock Options
Cost of revenues	$34,119	$59,720	$89,606	$133,105
Research and development expenses	28,189	53,405	87,153	121,834
General and administrative expenses	292,381	178,671	829,516	528,406
Sales and marketing expenses	51,924	40,181	91,164	100,327

Total expenses related to stock options	406,613	331,977	1,097,439	883,672
RSUs
Cost of revenues	14,918	20,417	16,834	58,717
Research and development expenses	14,131	20,418	15,583	57,490
General and administrative expenses	6,668	74,521	7,676	160,927
Sales and marketing expenses	22,939	28,355	27,447	71,343

Total stock-based compensation	$465,269	$475,688	$1,164,979	$1,232,149

Stock-based compensation expense was recorded net of estimated forfeitures of 0% - 8% per annum during the nine months ended September 30, 2016 and 2017. As of September 30, 2017, total unrecognized stock-based compensation expense related to unvested stock options and RSUs, adjusted for estimated forfeitures, was approximately $2,128,000 and is expected to be recognized over a weighted-average period of approximately 2.3 years.

10. Stock-Based Compensation

On September 29, 2016, the Company effected a one-for-three reverse stock split of all common shares outstanding. The following per share amounts and share numbers have been adjusted for this reverse stock split as if it had occurred on December 31, 2014.

Equity Incentive Plans

The Company maintains two equity incentive plans: The Amended and Restated 2013 Equity Incentive Plan, or the 2013 Plan, and the 2007 Equity Incentive Plan, or the 2007 Plan. The 2013 Plan includes a provision that shares available for grant under the Company’s 2007 Plan become available for issuance under the 2013 Plan and are no longer available for issuance under the 2007 Plan. On July 25, 2016, the Company’s Board of Directors approved an amendment to the 2013 Plan to reserve 1,000,000 shares on a pre-reverse stock split basis, or 333,333 shares on a post-reverse stock split basis, of the Company’s common stock exclusively for the grant of stock awards to employees who have not previously been an employee or director of the Company, except following a bona fide period of non-employment, as an inducement material to the individual’s entering into employment with the Company, as defined under applicable Nasdaq Listing Rules. In conjunction with the one-for-three reverse split of the Company’s common stock effected on September 29, 2016, the number of non-inducement shares authorized under all plans decreased from 3,068,865 to 1,022,955 shares, and the number of inducement shares authorized under the 2013 Plan decreased from 1,000,000 shares to 333,333 shares. As of December 31, 2016, under all plans, a total of 1,022,955 non-inducement shares were authorized for issuance, 987,394 shares had been issued, 945,912 non-inducement stock options and RSUs were outstanding, and 35,561 non-inducement shares were available for grant. As of December 31, 2016, a total of 333,333 inducement shares were authorized for issuance, 124,999 inducement stock options and RSUs had been issued and were outstanding, and 208,334 inducement shares were available for grant under the 2013 Plan.

Stock Options

Non-performance options granted under either plan vest over a maximum period of four years and expire ten years from the date of grant. Non-performance options generally vest either (i) over four years, 25% on the one year anniversary of the date of grant and monthly thereafter for the remaining three years; or (ii) over four years, monthly vesting beginning month-one after the grant and monthly thereafter.

The fair value of stock options is determined on the date of grant using the Black-Scholes valuation model. For non-performance awards, such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line method. The amount and timing of compensation expense recognized for performance awards is based on management’s estimate of the most likely outcome and when the achievement of the performance objectives is probable. The determination of the fair value of stock options is affected by the Company’s stock price, as well as assumptions regarding a number of complex and subjective variables. The volatility assumption is based on a combination of the historical volatility of the Company’s common stock and the volatilities of similar companies over a period of time equal to the expected term of the stock options. The volatilities of similar companies are used in conjunction with the Company’s historical volatility because of the lack of sufficient relevant history for the Company’s common stock equal to the expected term. The expected term of employee stock options represents the weighted-average period the stock options are expected to remain outstanding. The expected term assumption is estimated based primarily on the options’ vesting terms and remaining contractual life and employees’ expected exercise and post-vesting employment termination behavior. The risk-free interest rate assumption is based upon observed interest rates on the grant date appropriate for the term of the employee stock options. The dividend yield assumption is based on the expectation of no future dividend payouts by the Company.

The assumptions used in the Black-Scholes pricing model for options granted during the years ended December 31, 2015 and 2016 are as follows:

	2015	2016
Stock and exercise prices	$4.14 – $10.14	$0.775 – $4.02
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	1.52% – 1.94%	0.99% – 2.11%
Expected life (in years)	5.23 – 6.08	5.13 – 6.08
Expected volatility	70.0% – 100.0%	80.0% – 90.0%

Using the assumptions described above, with stock and exercise prices being equal on date of grant, the weighted-average estimated fair value of options granted in 2015 and 2016 were approximately $3.96 and $1.79 per share, respectively.

A summary of stock option activity for the years ended December 31, 2015 and 2016 is as follows:

			Weighted Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Outstanding at December 31, 2014	302,015	$18.88	9.0

Granted	441,288	$6.01
Exercised	—	—
Cancelled/forfeited/expired	(29,644)	$13.83

Outstanding at December 31, 2015	713,659	$11.03	8.8

Granted	290,399	$2.51
Exercised	—	—
Cancelled/forfeited/expired	(107,396)	$7.99

Outstanding at December 31, 2016	896,662	$8.80	8.5

Vested and unvested expected to vest, December 31, 2016	801,529	$9.26	8.0

The intrinsic values of options outstanding at December 31, 2015 and 2016, as well as options vested and unvested expected to vest at December 31, 2016, were zero. The total weighted-average grant date fair values of the 75,455 and 218,688 stock options vested during the years ended December 31, 2015 and 2016, respectively, were $1,185,128 and $1,563,378, respectively.

Further information about the options outstanding and exercisable at December 31, 2016 is as follows:

		Weighted
Weighted		Average
Average	Total Shares	Contractual	Total Shares
Exercise Price	Outstanding	Life (in years)	Exercisable
$0.78	13,771	10.0	—
$1.93	184,073	9.6	42,082
$4.06	118,342	9.1	67,919
$6.37	336,406	8.7	149,981
$15.26	139,104	6.8	116,789
$26.45	104,966	7.1	78,466

	896,662		455,237

The intrinsic value of options exercisable at December 31, 2016 was zero.

On August 31, 2015, the Company’s Board of Directors approved the issuance of 33,333 stock options with an estimated grant date fair value of $4.40 per share and an exercise price of $6.03 per share to its Chief Executive Officer pursuant to the 2013 Plan. On February 29, 2016, the Company’s Board of Directors approved the issuance of 33,333 stock options with an estimated grant date fair value of $2.87 per share and an exercise price of $4.02 per share to its Chief Executive Officer pursuant to the 2013 Plan. Vesting of these stock options was based on the Company’s achievement of specified objectives by December 31, 2016 as determined by the Company’s Board of Directors or Compensation Committee. Subsequent to the year ended December 31, 2016, 6,333 of the performance stock options granted on August 31, 2015 and 10,000 of the performance stock options granted on February 29, 2016 were declared vested by our Board of Directors in satisfaction of these awards, and the remaining 50,333 shares underlying these awards were forfeited.

On July 25, 2016, the Company entered into an employment agreement with its new Chief Financial Officer, Senior Vice President of Operations and Secretary, or CFO. Pursuant to the terms of this employment agreement, on July 29, 2016 the CFO was granted inducement stock option awards with an exercise price of $1.95 per share to purchase up to (i) 66,666 shares of the Company’s common stock with an estimated grant date fair value of $1.45 per share, 25% of which will vest on the one-year anniversary of the commencement of the CFO’s employment with the Company, and remainder of which will vest in equal monthly installments over the following three years, and (ii) 33,333 shares of the Company’s common stock with an estimated grant date fair value of $1.26 per share, which vest upon the Company’s achievement of specified corporate goals for 2016 and the consummation of a specified financing transaction. Subsequent to the year ended December 31, 2016, 16,383 stock options were declared vested by our Board of Directors in satisfaction of the 33,333 performance option award granted on July 29, 2016, and the remaining 16,950 shares underlying this award was forfeited.

Restricted Stock

The fair value of RSUs awarded under either plan is determined by the closing price of the Company’s common stock on the date of grant. For non-performance RSUs, such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line method. The amount and timing of compensation expense recognized for RSUs is based on management’s estimate of the most likely outcome and when the achievement of the performance objectives is probable.

A summary of RSU activity during 2015 and 2016 is as follows:

		Weighted
	Number of	Average Grant
	Shares	Date Fair Value
Outstanding at December 31, 2014	83,755	$15.43

Granted	—	—
Issued	(58,003)	$15.56
Forfeited	—	—

Outstanding at December 31, 2015	25,752	$15.12

Granted	165,829	$1.96
Issued	(4,449)	$16.05
Forfeited	(12,883)	$13.34

Outstanding at December 31, 2016	174,249	$2.68

Vested and unvested expected to vest, December 31, 2016	171,667	$2.69

On June 12, 2014, the Company’s Board of Directors approved the grant of 14,832 RSUs with a grant date fair value of $16.05 per share to its Chief Executive Officer pursuant to the 2013 Plan. Vesting of these RSUs was based on the Company’s achievement of specified objectives by December 31, 2015 as determined by the Company’s Board of Directors or Compensation Committee. During the year ended December 31, 2016, a total of 4,449 RSUs were declared vested by the Company’s Board of Directors and issued to its Chief Executive Officer in satisfaction of the June 12, 2014 RSU award, and the remaining 10,383 shares underlying this award were forfeited.

The RSUs granted during the year ended December 31, 2016 vest fully on the one year anniversary of the date of grant, subject to continuing service by the holders of such RSUs. At December 31, 2016, the intrinsic values of RSUs outstanding and RSUs unvested and expected to vest were $135,043 and $133,042, respectively.

On July 6, 2016, the Compensation Committee of the Company’s Board of Directors approved retention RSUs for an aggregate of 58,332 shares of common stock to three of the Company’s executive officers pursuant to the 2013 Plan, including retention RSUs for 25,000 shares of common stock to its Chief Executive Officer. Each of these retention RSUs has a grant date fair value of $1.86 per share for a grant date fair value of $108,498 to all three officers, in aggregate. These retention RSUs vest fully on the one year anniversary of the date of grant, subject to continuing service by the holders of such RSUs.

Pursuant to the terms of the Company’s employment agreement with its CFO dated July 25, 2016, the CFO was granted an inducement RSU award on July 29, 2016 covering 25,000 shares of the Company’s common stock with a grant date fair value of $1.95 per share, 100% of which will vest on the one-year anniversary of the commencement of the CFO’s employment with the Company.

Stock-based Compensation Expense

The following table presents the effects of stock-based compensation related to equity awards to employees and nonemployees on the statement of operations during the periods presented:

	Years Ended December 31,
	2015	2016
Stock Options
Cost of revenues	$68,660	$115,266
Research and development expenses	103,138	123,330
General and administrative expenses	933,018	1,071,490
Sales and marketing expenses	149,917	142,741

Total expenses related to stock options	1,254,733	1,452,827
RSUs
Cost of revenues	—	32,338
Research and development expenses	10,724	30,261
General and administrative expenses	112,367	38,274
Sales and marketing expenses	—	40,247

Total stock-based compensation	$1,377,824	$1,593,947

Stock-based compensation expense was recorded net of estimated forfeitures of 0% – 4% and 0% – 8% per annum during the years ended December 31, 2015 and 2016, respectively. As of December 31, 2016, total unrecognized share-based compensation expense related to unvested stock options and RSUs, adjusted for estimated forfeitures, was approximately $1,611,000, and is expected to be recognized over a weighted-average period of approximately 2.1 years.